ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2016
ACCOUNTS RECEIVABLE, NET [Abstract]
Schedule of Accounts Receivable
	As of December 31,
	2015	2016
	RMB	RMB

Accounts receivable	127,893	13,576
Less: Allowance for doubtful accounts	(116,615)	-
Accounts receivable, net	11,278	13,576

Allowance for doubtful accounts:

	As of December 31,
	2015	2016
	RMB	RMB

Balance at beginning of year	(116,615)	(116,615)
Addition (Note i)	-	-
Written off (Note ii)	-	116,615
Balance at end of year	(116,615)	-

(Note i) No bad debt provision was provided for the years ended December 31, 2015 and 2016.

(Note ii) Bad debt provision of RMB 116,615 was written off in the year of 2016, after all collection efforts have been exhausted and the potential for recovery was remote.